FAIR VALUE AND RISK MANAGEMENT - Foreign Exchange Forward Contracts (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) contract	Dec. 31, 2018 CAD ($) contract	Dec. 31, 2017 CAD ($) contract
Foreign exchange forward contracts
Fair value losses on financial instruments		$ 562	$ 823	[1]
Foreign exchange forward contracts
Foreign exchange forward contracts
Number of contracts outstanding | contract	3	3	18
Purchase of functional currency		$ (9,500)
Sale of foreign currency | €	€ 6.0
Fair value losses on financial instruments		$ 562	$ 823

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).